Document and Entity Information - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Aug. 10, 2018	Jun. 30, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	FSB Bancorp, Inc.
Entity Central Index Key	0001667939
Trading Symbol	fsbc
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding		1,943,253
Entity Public Float			$ 26.7
Document Type	10-K/A
Document Period End Date	Dec. 31, 2017
Amendment Flag	true
Amendment Description

EXPLANATORY NOTE

FSB Bancorp, Inc. (the “Company”) is filing this amendment to its annual report on Form 10-K for the year ended December 31, 2017 to amend and restate financial statements and certain other financial information filed with the Securities and Exchange Commission (“SEC”). These amendments restate the Consolidated Financial Statements and the other financial information for the audited consolidated financial statements for the years ended December 31, 2017 and 2016 and revised the interim unaudited consolidated financial statements for the three months ended March 31, 2017, for the three and six months ended June 30, 2017 and for the three and nine months ended September 30, 2017 (the “Restatement Periods”). These amendments are being filed to change the Company’s treatment of mortgage recording tax expense for residential mortgage loans originated in Erie County, New York beginning in the fourth quarter of 2016 through the fourth quarter of 2017.

Effective for the 2015 tax year, New York state tax law was amended and allowed the Company to become eligible to recapture a portion of the special additional mortgage recording tax paid on mortgages and elected to have the overpayment of tax refunded for the years ended December 31, 2015 through December 31, 2017 rather than used as a credit carryforward. As part of a review of the Company’s 2015 state tax return by the New York State Department of Taxation and Finance, management became aware that the Company had been incorrectly claiming a tax credit for residential mortgages on property located in Erie County, the Company’s second largest county for mortgage originations. Pursuant to New York State Department of Taxation and Finance rules, no tax credit will be allowed for payment of the special additional mortgage recording tax with respect to a mortgage of real property located in Erie County and the mortgage was recorded after 1987.

Upon recommendation of management, the Audit Committee of the Company determined that the effect of reversing the tax credits was necessary for the Restatement Periods. The Company estimates that the cumulative effect of the restatement due to the origination of residential mortgage loans in Erie County beginning in the fourth quarter of 2016 through the fourth quarter of 2017 is a reduction in income before income taxes of $247,000 and a reduction in income net of income taxes of $163,000.

For additional information on the restatement, see Note 1, Restatement, in the Notes to Consolidated Financial Statements.

The effect this restatement had on earnings for the respective comparative periods is as follows:

		Year Ended	Year Ended
(In thousands, except for per share data)	Total	December 31, 2017	December 31, 2016
Mortgage fees and taxes	$247	$120	$127
Benefit for income taxes	(84)	(41)	(43)
Net income (loss)	$(163)	$(79)	$(84)
Earnings per common share – basic and diluted	$(0.08)	$(0.04)	$(0.04)

	For the Quarter Ended
(In thousands, except for per share data)	Total	March 31, 2017	June 30, 2017	September 30, 2017	December 31, 2017
Mortgage fees and taxes	$120	$24	$25	$35	$36
Benefit for income taxes	(41)	(8)	(9)	(12)	(12)
Net income (loss)	$(79)	$(16)	$(16)	$(23)	$(24)
Earnings per common share – basic and diluted	$(0.04)	$(0.01)	$(0.01)	$(0.01)	$(0.01)

	For the Quarter Ended
(In thousands, except for per share data)	Total	December 31, 2016
Mortgage fees and taxes	$127	$127
Benefit for income taxes	(43)	(43)
Net income (loss)	$(84)	$(84)
Earnings per common share – basic and diluted	$(0.04)	$(0.04)

The annual report to stockholders was amended to reflect the restatement which is incorporated by reference in Items 7, 8, and 15 and is filed in its entirety as Exhibit 13 to the annual report on Form 10-K/A. In addition, Items 1 and 9A have been amended to reflect these restatements. All other information contained in the original filing remains unchanged. For convenience of the reader, we have included in this amendment our entire Annual Report on Form 10-K, as amended hereby. For additional information on the restatement see Note 1, Restatement, in the Notes to Consolidated Financial Statements.

Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY